Consolidated statement of financial position - EUR (€) € in Millions	Sep. 30, 2022	Mar. 31, 2022
Non-current assets
Goodwill	€ 31,225	€ 31,884
Other intangible assets	20,470	21,360
Property, plant and equipment	39,843	40,804
Investments in associates and joint ventures	4,381	4,268
Other investments	1,128	1,073
Deferred tax assets	18,699	19,089
Post employment benefits	493	555
Trade and other receivables	10,869	6,383
Total non-current assets	127,108	125,416
Current assets
Inventory	991	836
Taxation recoverable	393	296
Trade and other receivables	11,506	11,019
Other investments	7,824	7,931
Cash and cash equivalents	7,072	7,496
Total current assets	27,786	27,578
Assets held for sale	2,546	959
Total assets	157,440	153,953
Equity
Called up share capital	4,797	4,797
Additional paid-in capital	149,085	149,018
Treasury shares	(7,170)	(7,278)
Accumulated losses	(122,521)	(122,118)
Accumulated other comprehensive income	31,262	30,268
Total attributable to owners of the parent	55,453	54,687
Non-controlling interests	2,284	2,290
Total equity	57,737	56,977
Non-current liabilities
Borrowings	59,907	58,131
Deferred tax liabilities	681	520
Post employment benefits	281	281
Provisions	1,924	1,881
Trade and other payables	2,447	2,516
Total non-current liabilities	65,240	63,329
Current liabilities
Borrowings	15,675	11,961
Financial liabilities under put option arrangements	486	494
Taxation liabilities	722	864
Provisions	722	667
Trade and other payables	16,614	19,661
Total current liabilities	34,219	33,647
Liabilities held for sale	244
Total equity and liabilities	€ 157,440	€ 153,953